Note Payable PPP (Details Narrative) - USD ($)	Apr. 11, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt instrument face amount		$ 18,477,600	$ 9,647,700	$ 1,656,200
Term Note [Member] | PPP Loan [Member]
Debt instrument face amount	$ 582,800	$ 582,800
Debt interest rate	1.00%
Debt instrument payment terms	Beginning in November 2020, the Company will make 18 equal monthly payments of principal and interest with the final payment due in April 2022.